FAIR VALUE MEASUREMENTS (Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets [Abstract]
Total financial assets	$ 106,749	$ 132,706
Liabilities [Abstract]
Derivative instruments	1,163	1,213
Contingent consideration	3,866	6,332
Total liabilities	3,866	6,332
Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	3,069	11,990
Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	1,887	53,699
US Government Agencies Debt Securities [Member]
Assets [Abstract]
Marketable securities	3,782
Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	96,848	65,804
Level 1 [Member]
Assets [Abstract]
Total financial assets	3,069	11,990
Liabilities [Abstract]
Derivative instruments	0	0
Contingent consideration	0	0
Total liabilities	0	0
Level 1 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	3,069	11,990
Level 1 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 1 [Member] | US Government Agencies Debt Securities [Member]
Assets [Abstract]
Marketable securities	0
Level 1 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 2 [Member]
Assets [Abstract]
Total financial assets	103,680	120,716
Liabilities [Abstract]
Derivative instruments	1,163	1,213
Contingent consideration	0	0
Total liabilities	0	0
Level 2 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	0	0
Level 2 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	1,887	53,699
Level 2 [Member] | US Government Agencies Debt Securities [Member]
Assets [Abstract]
Marketable securities	3,782
Level 2 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	96,848	65,804
Level 3 [Member]
Assets [Abstract]
Total financial assets	0	0
Liabilities [Abstract]
Derivative instruments	0	0
Contingent consideration	3,866	6,332
Total liabilities	3,866	6,332
Level 3 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	0	0
Level 3 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 3 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	$ 0	$ 0